Concentrations and Credit Risk (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Customers representing at least 10% of total net sales
Sunbeam Products, Inc.	$ 15,818,000	$ 17,499,000	$ 16,934,000
Sunbeam Products, Inc. percent of sales
Fitbit, Inc.	5,493,000	106,000
Fitbit, Inc. percent of sales
Gottl Kern + Sohn GMBH	3,814,000	3,744,000	3,970,000
Gottl Kern + Sohn GMBH percent of sales
Total
Customers representinig greater than 10% of total trade receivables
Sunbeam Products, Inc.	1,152,000	1,230,000
Sunbeam Products, Inc. trade receivable
Fitbit, Inc.	884,000	16,000
Fitbit, Inc. trade receivable
Pitney Bowes Inc.	347,000	455,000
Pitney Bowes Inc. trade receivable
Total
0%-100%
Customers representing at least 10% of total net sales
Sunbeam Products, Inc.
Sunbeam Products, Inc. percent of sales	52.00%	60.00%	60.00%
Fitbit, Inc.
Fitbit, Inc. percent of sales	18.00%	1.00%
Gottl Kern + Sohn GMBH
Gottl Kern + Sohn GMBH percent of sales	13.00%	14.00%	14.00%
Total	83.00%	81.00%	74.00%
Customers representinig greater than 10% of total trade receivables
Sunbeam Products, Inc.
Sunbeam Products, Inc. trade receivable	42.00%	59.00%
Fitbit, Inc.
Fitbit, Inc. trade receivable	32.00%	1.00%
Pitney Bowes Inc.
Pitney Bowes Inc. trade receivable	13.00%	22.00%
Total	87.00%	82.00%